ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Feb. 28, 2017
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of	As of
	February 29,	February 28,
	2016	2017

Accrued employee payroll and welfare benefits	$44,689,197	$79,867,924
Other taxes payable	9,568,342	13,769,327
Accrued employee annual bonus	3,740,558	5,956,144
Payable for investments and acquisitions	3,022,079	1,807,584
Interest payable	1,677,083	2,999,801
Accrued teaching material costs	417,137	917,475
Government subsidies	98,351	90,210
Examination enrollment fees collected on behalf of contests organizers	454,615	755,054
Professional service fee payable	208,249	230,098
Outsourcing service fee payable	-	646,674
Others	6,391,940	9,789,999
Total	$70,267,551	$116,830,290